Fees Summary	Oct. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,341,000
Previously Paid Amount	0.00
Total Fee Amount	1,013.79
Total Offset Amount	0.00
Net Fee	1,013.79
Narrative - Max Aggregate Offering Price	$ 7,341,000
Final Prospectus	true